Common Shares and Earnings Per Common Share - Earnings Per Share Computation (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Numerator for earnings per share:
Net Income (Loss) Attributable to Parent	$ 1,667,403	$ 769,605	$ 959,593
Allocation of earnings to participating securities	(9,961)	(4,795)	(5,576)
Net income attributable to Jefferies Financial Group Inc. common shareholders for basic earnings per share	1,657,442	764,810	954,017
Adjustment to allocation of earnings to participating securities related to diluted shares	207	23	(5)
Mandatorily redeemable convertible preferred share dividends	6,949	5,634	5,103
Net income attributable to Jefferies Financial Group Inc. common shareholders for diluted earnings per share	$ 1,664,598	$ 770,467	$ 959,115
Denominator for earnings per share:
Weighted average common shares outstanding (in shares)	246,991,000	268,518,000	297,796,000
Denominator for basic earnings per share – weighted average shares (in shares)	263,595,000	285,693,000	310,694,000
Mandatorily redeemable convertible preferred shares (in shares)	4,441,000	4,441,000	4,198,000
Denominator for diluted earnings per share (in shares)	271,501,000	290,490,000	317,032,000
Weighted average shares of participating securities (in shares)	1,586,500	1,801,700	1,947,600
Dividends declared on participating securities	$ 1,400	$ 1,000	$ 3,600
Restricted stock with future service required
Denominator for earnings per share:
Weighted average shares of restricted stock outstanding with future service required (in shares)	(1,567,000)	(1,785,000)	(1,939,000)
Restricted stock units with no future service required
Denominator for earnings per share:
Weighted average RSUs outstanding with no future service required (in shares)	18,171,000	18,960,000	14,837,000
Stock options
Denominator for earnings per share:
Dilutive effect of share-based payment arrangements (in shares)	1,203,000	0	0
Senior executive compensation plan awards | Restricted stock units (RSUs)
Denominator for earnings per share:
Dilutive effect of share-based payment arrangements (in shares)	2,262,000	356,000	2,140,000